Taxes on Income (Details) - Schedule of Composition and movement in deferred taxes - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
In non-current liabilities [Member]
Taxes on Income (Details) - Schedule of Composition and movement in deferred taxes [Line Items]
Balance beginning	[1]	$ (4,734)
Initial consolidation of subsidiaries	[1],[2]		(4,714)
Charged to profit or loss	[1]		58
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]		(78)
Balance ending	[1]	(3,432)	(4,734)
As shown on balance sheet	[1],[3]	(161)
Charged to profit or loss	[1]	787
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	515
In non-current assets [Member]
Taxes on Income (Details) - Schedule of Composition and movement in deferred taxes [Line Items]
Balance beginning	[1]	3,469
Initial consolidation of subsidiaries	[1],[2]		3,550
Charged to profit or loss	[1]
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]		(81)
Balance ending	[1]	3,271	$ 3,469
As shown on balance sheet	[1],[3]
Charged to profit or loss	[1]	215
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	$ (413)

[1]	The deferred taxes are computed at a tax rate of 23%.
[2]	Adjusted retroactively to reflect the effect of the change in the Company’s purchase price allocation during the 12-month measurement period. See Note 1g.
[3]	The deferred tax shown above is not netted off within companies. The balance sheet shows the net position.